Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of comprehensive income - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
EQUITY IN EARNINGS OF SUBSIDIARIES	$ 3,475,961	$ 3,394,649	$ 2,213,372
NET INCOME	3,475,961	3,394,649	2,213,372
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(611,144)	122,397	193,531
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$ 2,864,817	$ 3,517,046	$ 2,406,903